Other Long-Term Assets (Details) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended							12 Months Ended											12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] USD ($)	Dec. 31, 2009 Investments In Unlisted Associates [Member] USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2010 Investments In Unlisted Associates [Member] Margaret Water Company [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Margaret Water Company [Member]	Dec. 31, 2010 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member]	Dec. 31, 2010 Investments In Unlisted Associates [Member] Wonder Wise Holdings Limited [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Wonder Wise Holdings Limited [Member]	Dec. 31, 2010 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2009 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2010 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2009 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2008 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2009 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2008 Corporate Joint Venture [Member] Morila [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] Yatela [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Yatela [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] A G A Polymetal Strategic Alliance [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] A G A Polymetal Strategic Alliance [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Amikan [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] A G A Polymetal Strategic Alliance And Margaret Water Company [Member] USD ($)	Dec. 31, 2010 Colombia [Member] B2 Gold Corporation [Member] USD ($)	Dec. 31, 2009 Colombia [Member] B2 Gold Corporation [Member] USD ($)	Dec. 31, 2008 Colombia [Member] B2 Gold Corporation [Member] USD ($)	Dec. 31, 2010 Americas [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2009 Americas [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2008 Americas [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2010 Australia [Member] Red5 [Member] USD ($)	Dec. 31, 2009 Australia [Member] Red5 [Member] USD ($)	Dec. 31, 2008 Australia [Member] Red5 [Member] USD ($)	Dec. 31, 2010 China [Member] Dynasty Gold Corporation [Member] USD ($)	Dec. 31, 2009 China [Member] Dynasty Gold Corporation [Member] USD ($)	Dec. 31, 2008 China [Member] Dynasty Gold Corporation [Member] USD ($)
Accounts Receivable Net Noncurrent [Abstract]
Prepayments and accrued income	$ 31	$ 27
Recoverable tax, rebates, levies and duties	82	56
Unamortized issue costs of long-term debt, bonds and revolving credit facility	32	13
Other debtors	38	23
Other Assets Miscellaneous Noncurrent	192	127
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available For Sale Securities Continuous Unrealized Loss Position Less Than Twelve Months Fair Value	4	0
Available For Sale Securities Continuous Unrealized Loss Position Twelve Months Or Longer Fair Value	0	0
Available For Sale Securities Continuous Unrealized Loss Position Fair Value	4	0
Available For Sale Securities Continuous Unrealized Loss Position Less Than 12 Months Aggregate Losses	0	0
Available For Sale Securities Continuous Unrealized Loss Position 12 Months Or Longer Aggregate Losses	0	0
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses	0	0
Available For Sale Securities Noncurrent Abstract
Cost	35	39
Gross unrealized gains	89	72
Gross unrealized losses	0	0
Fair value (net carrying value)	124	111
Number Of Investments	Three
Equity Method Investment Summarized Financial Information [Abstract]
Non-current assets	1,205	1,166
Current assets	550	523
Equity Method Investment Summarized Financial Information Assets	1,755	1,689
Long-term liabilities	(126)	(111)
Loans from shareholders	(4)	(5)
Current liabilities	(260)	(169)
Net assets	1,365	1,404
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Sales and other income	823	880	464
Costs and expenses	(528)	(508)	(726)
Taxation	(126)	(120)	(97)
Net income/(loss)	169	252	(359)
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Up to three years	2
Three to seven years	11
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount	13	10
Less than one year	89
Restricted cash	33	53
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	124	111
Investment in marketable debt securities - held to maturity	13	10
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	4
Investment in non-marketable debt securities - held to maturity	89	48
Restricted cash	33	53
Other non-current assets	192	127
Other long-term assets	1,073	1,022
Held To Maturity Securities Fair Value	14	10
Held To Maturity Securities Unrecognized Holding Gains	1	0
Non-marketable debt securities - held to maturity	89	48
Other Non Current Assets Unsecured [Abstract]
Other loans and assets	9	8
Loans and receivables measured at amortized cost	6	1
Post-retirement assets measured according to the employee benefits accounting policy	3	7
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	611	667		7	6									3	2				601	659
Equity Method Investment Ownership Percentage						25.00%	25.00%	33.33%	33.33%	50.00%	33.33%	0.00%	25.00%			30.70%	29.74%				41.00%	41.00%		40.00%	40.00%	40.00%	40.00%	50.00%	50.00%	45.00%	45.00%	50.00%	50.00%
Equity Method Investment Quoted Market Value																33	12	5
Equity Method Investment Other Than Temporary Impairment Tax Effect																							6											0	0
Impairment loss on Equity investment	24															0	0	8					42											9	24
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Marketable Securities Realized Gain Loss Other Than Temporary Impairments Amount	$ 2	$ 12																																		$ 0	$ 12	$ 0	$ 2	$ 0	$ 0	$ 0	$ 0	$ 4	$ 0	$ 0	$ 2
Amounts Less Than Million		Amounts less than $1 million